Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the periods presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Personnel expenses and other short-term employee benefits	2,340	2,811	3,131
Extra pension benefits	12	12	—
Share-based compensation	1,856	2,450	1,363
Executive Committee members compensation	4,208	5,273	4,494

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of 31 December 2020 are as follows:

	As of December 31, 2020
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	57,777	2,323
Payments (the Company towards AstraZeneca) / Liabilities	(40,254)	(4,871)
Total(1)	17,523	(2,548)
(1)In addition, the Company recognized in the income statement a net income of €861 thousand as net result from distribution agreements (see Note 15) and an R&D expense of €3,549 thousand as operating expenses (see Note 14)